Shareholder Report, Holdings (Details) - C000257267 [Member]	Jul. 31, 2025
Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Tapestry, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
NRG Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
DoorDash, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%